Balance Sheet Components - Summary of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Prepaid expenses	$ 900	$ 967
Security deposit	20
Receivable from contract manufacturer	1,521
Total prepaid and other current assets	$ 2,441	$ 967